Consolidated statement of changes in equity - USD ($)	Share capital PIPE BlackRock	Share capital PIPE A and PIPE B	Share capital Pipe Financing October 2023	Share capital Glencore	Share capital	Share premium PIPE Osisko	Share premium PIPE Sprott	Share premium PIPE BlackRock	Share premium PIPE A and PIPE B	Share premium Backstop facility Osisko	Share premium Glencore	Share premium Public shareholders - non-redemption	Share premium	Other capital reserves	Accumulated deficit	PIPE Osisko	PIPE Sprott	PIPE BlackRock	PIPE A and PIPE B	Backstop facility Osisko	Glencore	Public shareholders - non-redemption	Total
Balance as of beginning at Dec. 31, 2021					$ 1,000								$ 24,000		$ 4,039,000								$ 4,064,000
Contribution of conversion price in excess of fair value of warrants														$ 945,000									945,000
Net loss (in US$)															(24,970,000)								(24,970,000)
Balance as of ending at Dec. 31, 2022					1,000								24,000	945,000	(20,931,000)								(19,961,000)
Contribution of conversion price in excess of fair value of warrants														198,000									198,000
Amount in excess of the face value over the present value on related promissory note														69,000									69,000
Issue of shares	$ 1,000	$ 2,000	$ 20,098,000			$ 15,000,000	$ 15,000,000	$ 44,999,000	$ 184,515,000	$ 25,000,000		$ 34,431,000				$ 15,000,000	$ 15,000,000	$ 45,000,000	$ 184,517,000	$ 25,000,000		$ 34,431,000
Rollover shares - Glencore				$ 1,000							$ 99,999,000										$ 100,000,000
Share issuance cost													(6,771,000)										(6,771,000)
Net loss (in US$)															(144,554,000)								(144,554,000)
Balance as of ending at Dec. 31, 2023					$ 5,000								$ 432,295,000	$ 1,212,000	$ (165,485,000)								$ 268,027,000